Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Revenues:
Product sales	$ 945,493	$ 1,657,599
Charging service revenue – company-owned charging stations	578,108	252,828
Charging service revenue – third-party-owned charging stations	2,266,109	1,015,469
Total Revenues	3,789,710	2,925,896
Cost of Revenues:
Cost of product sales	737,188	1,419,917
Cost of charging services – company-owned charging stations	623,937	276,342
Cost of charging services – third-party-owned charging stations	2,068,391	984,820
Total Cost of Revenues	3,429,516	2,681,079
Gross Profit	360,194	244,817
Operating expenses:
Selling and marketing	15,452	21,147
General and administrative	354,342	245,880
Research and Development	43,123
Total operating expenses	412,917	267,027
Income (Loss) From Operations	(52,723)	(22,210)
Other income (expense):
Interest (expense)	(17,085)	(7,314)
Gain on assets disposal	98,924	70,063
Other non-operating income	94,979	21,291
Total other income (expense), net	176,818	84,040
Income before provision for income taxes	124,095	61,830
Provision (benefit) for income taxes	51,712	23,019
Net income	72,383	38,811
Add: loss attributable to noncontrolling interests	827	302
Net income attributable to ZKGC New Energy Limited	73,210	39,113
Statement of Comprehensive Income (Loss):
Net income	72,383	38,811
Other comprehensive income (loss):
Foreign currency translation adjustment	(13,899)	(13,838)
Comprehensive income (loss)	58,484	24,973
Add: comprehensive loss attributable to noncontrolling interests	827	302
Comprehensive income attributable to ZKGC New Energy Limited	$ 59,311	$ 25,275
Weighted average number of ordinary shares
Basic (in Shares)	13,000,000	11,619,178
Earnings per share
Basic (in Dollars per share)	$ 0.01	$ 0